Condensed Statements of Changes in Stockholders' Deficit Unaudited - USD ($)	Series A Convertible Preferred Stock [Member]	Series B Preferred Stocks [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 5,176	$ 3,000	$ 72,644	$ 4,543,230	$ (5,723,135)	$ (1,099,085)
Beginning balance, shares at Dec. 31, 2022	5,176,000	3,000,000	72,644,160
Common stock sold			$ 2,000	98,000		100,000
Common stock sold, shares			2,000,000
Common stock issued in connection with debt financing			$ 8,010	946,593		954,603
Common stock issued in connection with debt financing, shares			8,010,000
Common stock issued for acquisition of technology			$ 5,000	463,850		468,850
Common stock issued for acquisition of technology, shares			5,000,000
Common stock issued to employees for compensation			$ 50	6,200		6,250
Common stock issued to employees for compensation, shares			50,000
Common stock issued to vendors for services			$ 380	44,919		45,299
Common stock issued to vendors for services, shares			380,430
Common stock issued in connection with extinguishment of notes payable			$ 2,000	218,000		220,000
Common stock issued in connection with extinguishment of notes payable, shares			2,000,000
Conversion of Convertible Preferred stock into common stock	(976)		$ 976
Common stock warrants issued for services				47,263		47,263
Net loss					(2,559,865)	(2,559,865)
Conversion of Convertible Preferred stock into common stock, shares	(976,000)
Conversion of Convertible Preferred stock into common stock, shares			976,000
Cancellation of shares returned by shareholders			$ (5,000)	5,000
Cancellation of shares returned by shareholders, shares			(5,000,000)
Issuance of warrants in connection with AJB Note				225,000		225,000
Warrants issued in connection with AJB loan amendment				219,375		219,375
Ending balance, value at Sep. 30, 2023	$ 4,200	$ 3,000	$ 86,060	6,817,430	(8,283,000)	(1,372,310)
Ending balance, shares at Sep. 30, 2023	4,200,000	3,000,000	86,060,590
Beginning balance, value at Dec. 31, 2023	$ 4,200	$ 3,000	$ 89,102	7,289,183	(9,177,318)	(1,791,833)
Beginning balance, shares at Dec. 31, 2023	4,200,000	3,000,000	89,101,468
Common stock sold			$ 1,000	149,000		150,000
Common stock sold, shares			1,000,000
Common stock issued in connection with debt financing			$ 1,795	158,630		160,425
Common stock issued in connection with debt financing, shares			1,795,000
Common stock issued to employees for compensation			$ 220	24,265		24,485
Common stock issued to employees for compensation, shares			220,000
Common stock issued to vendors for services			$ 1,044	114,124		115,168
Common stock issued to vendors for services, shares			1,044,122
Common stock shares issued as extinguishment of notes payable			$ 1,770	126,180		127,950
Common stock shares issued as extinguishment of notes payable, shares			1,770,000
Common stock issued in connection with AJB 2023 note amendment			$ 1,500	189,750		191,250
Common stock issued in connection with AJB 2023 note amendment, shares			1,500,000
Common stock issued in connection with debt forgiveness			$ 450	45,675		46,125
Common stock issued in connection with debt forgiveness, shares			450,000
Common stock issued in connection with issuance of AJB 2024 note			$ 500	25,481		25,981
Common stock issued in connection with issuance of AJB 2024 note, shares			500,000
Common stock warrants issued for services				223		223
Common stock warrants issued in connection with debt financing				268,358		268,358
Net loss					(1,421,272)	(1,421,272)
Ending balance, value at Sep. 30, 2024	$ 4,200	$ 3,000	$ 97,381	$ 8,390,869	$ (10,598,590)	$ (2,103,140)
Ending balance, shares at Sep. 30, 2024	4,200,000	3,000,000	97,380,590